PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of other current assets which are included in the prepaid expenses and other current assets

	As of December 31,
	2015	2016
Receivable from processing agencies (1)	$2,329	$1,671
Prepayments to suppliers	1,554	6,933
Rental deposits and prepaid rents	218	198
Option exercise receivable	22	149
Deferred expense	311	287
ADR tax adjustment	332	258
Others	287	178

Total	$5,053	$9,674

(1)

Receivables from processing agencies represented cash that had been received from customers but held by the processing agencies as of December 31, 2015 and 2016. The receivables were collected by the Group subsequent to the respective year end.